Derivative Financial Instruments and Hedging Activities (Balance Sheet Captions) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2013		Apr. 28, 2013		Apr. 29, 2012
Successor [Member] | Foreign Exchange Contract [Member]
Assets:
Total assets	$ 49,972
Liabilities:
Total liabilities	15,537	[1]
Successor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Assets:
Total assets	41,201
Liabilities:
Total liabilities	5,251
Successor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets	37,072
Successor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets	4,129
Successor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities	5,251
Successor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities	0
Successor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Total assets	8,771
Liabilities:
Total liabilities	10,286
Successor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets	8,771
Successor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets	0
Successor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities	0
Successor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities	10,286
Successor [Member] | Interest Rate Contract [Member]
Assets:
Total assets	265,390
Liabilities:
Total liabilities	0	[1]
Successor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Assets:
Total assets	265,390
Liabilities:
Total liabilities	0
Successor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets	0
Successor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets	265,390
Successor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities	0
Successor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities	0
Successor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Total assets	0
Liabilities:
Total liabilities	0
Successor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets	0
Successor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets	0
Successor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities	0
Successor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities	0
Successor [Member] | Cross Currency Interest Rate Contract [Member]
Assets:
Total assets	31,303
Liabilities:
Total liabilities	221,899	[1]
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Assets:
Total assets	31,303
Liabilities:
Total liabilities	221,899
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets	0
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets	31,303
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities	0
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities	221,899
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Total assets	0
Liabilities:
Total liabilities	0
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets	0
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets	0
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities	0
Successor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities	0
Predecessor [Member] | Foreign Exchange Contract [Member]
Assets:
Total assets			35,563		30,547
Liabilities:
Total liabilities			6,585	[1]	12,619	[1]
Predecessor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Assets:
Total assets			34,738		25,506
Liabilities:
Total liabilities			1,725		10,667
Predecessor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets			23,240		17,318
Predecessor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets			11,498		8,188
Predecessor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities			1,508		10,653
Predecessor [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities			217		14
Predecessor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Total assets			825		5,041
Liabilities:
Total liabilities			4,860		1,952
Predecessor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets			825		5,041
Predecessor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets			0		0
Predecessor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities			4,860		1,952
Predecessor [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities			0		0
Predecessor [Member] | Interest Rate Contract [Member]
Assets:
Total assets			33,329		36,478
Liabilities:
Total liabilities			960	[1]	0	[1]
Predecessor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Assets:
Total assets			33,329		36,244
Liabilities:
Total liabilities			0		0
Predecessor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets			4,226		6,851
Predecessor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets			29,103		29,393
Predecessor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities			0		0
Predecessor [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities			0		0
Predecessor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Total assets			0		234
Liabilities:
Total liabilities			960		0
Predecessor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets			0		0
Predecessor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets			0		234
Predecessor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities			0		0
Predecessor [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities			960		0
Predecessor [Member] | Cross Currency Interest Rate Contract [Member]
Assets:
Total assets			0		23,196
Liabilities:
Total liabilities			72,325	[1]	2,760	[1]
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Assets:
Total assets			0		23,196
Liabilities:
Total liabilities			72,325		2,760
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets			0		18,222
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets			0		4,974
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities			34,805		2,760
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities			37,520		0
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Total assets			0		0
Liabilities:
Total liabilities			0		0
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Receivables, Net [Member]
Assets:
Total assets			0		0
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Assets [Member]
Assets:
Total assets			0		0
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Payables [Member]
Liabilities:
Total liabilities			0		0
Predecessor [Member] | Cross Currency Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member] | Other Non-Current Liabilities [Member]
Liabilities:
Total liabilities			$ 0		$ 0

[1]	The Company’s derivative financial instruments are subject to master netting arrangements that allow for the offset of asset and liabilities in the event of default or early termination of the contract. The Company elects to record the gross assets and liabilities of its derivative financial instruments in the consolidated balance sheets. If the derivative financial instruments had been netted in the consolidated balance sheets, the asset and liability positions each would have been reduced by $237.4 million, $68.9 million and $15.4 million at December 29, 2013, April 28, 2013 and April 29, 2012. No material amounts of collateral were received or posted on the Company’s derivative assets and liabilities as at December 29, 2013.